Segment Information, Geographic Data, and Significant Customers (Details) - Customers accounting for more than 10% of either total revenues or accounts receivable - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount	$ 1,610,000	$ 1,611,720	$ 1,250,201	$ 1,733,000	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 2,756,000	$ 3,139,000	$ 6,001,342	$ 1,304,747
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												168,274
Accounts Receivable from Customers, Amount		179,499										$ 179,499
Customer A [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												3.00%
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												12.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 188,117
Accounts Receivable from Customers, Amount		$ 170,354										$ 170,354
Customer B [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												3.00%
Customer B [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												12.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 500,000	$ 458,333
Accounts Receivable from Customers, Amount
Customer C [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												8.00%	35.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 261,507	$ 191,271
Accounts Receivable from Customers, Amount		$ 29,654				$ 65,600						$ 29,654	$ 65,600
Customer D [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												4.00%	15.00%
Customer D [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												2.00%	18.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 3,933	$ 188,552
Accounts Receivable from Customers, Amount						19,646							$ 19,646
Customer E [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												0.00%	14.00%
Customer E [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													5.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 164,529	$ 162,779
Accounts Receivable from Customers, Amount						170,071							$ 170,071
Customer F [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												3.00%	12.00%
Customer F [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													46.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												$ 4,500	$ 138,328
Accounts Receivable from Customers, Amount						$ 17,808							$ 17,808
Customer G [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												0.00%	11.00%
Customer G [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													5.00%